Goodwill - Narrative (Details) - USD ($)					3 Months Ended	7 Months Ended	11 Months Ended
	Sep. 24, 2019	May 23, 2019	Jan. 25, 2019	Jul. 27, 2017	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill					$ 883,170,000	$ 883,170,000	$ 883,170,000	$ 756,260,000	$ 769,058,000
Symphony
Business Acquisition [Line Items]
Percentage of share capital acquired	100.00%
Goodwill	$ 23,072,000
Valuation of contingent consideration at acquisition	2,500,000
Revenue of acquiree since acquisition date					4,500,000
Net income of acquiree since acquisition date					1,000,000.0
Consideration transferred	$ 37,817,000
MeDiNova
Business Acquisition [Line Items]
Percentage of share capital acquired		60.00%
Goodwill		$ 81,430,000
Revenue of acquiree since acquisition date						6,500,000
Net income of acquiree since acquisition date						4,700,000
Consideration transferred		$ 86,276,000
MMD
Business Acquisition [Line Items]
Percentage of share capital acquired			100.00%
Goodwill			$ 22,430,000
Revenue of acquiree since acquisition date							17,900,000
Net income of acquiree since acquisition date							1,100,000
Consideration transferred			$ 42,173,000
Mapi Group
Business Acquisition [Line Items]
Goodwill				$ 130,270,000
Consideration transferred				$ 145,776,000
Minimum | Symphony
Business Acquisition [Line Items]
Valuation of contingent consideration at acquisition					0	0	0
Maximum | Symphony
Business Acquisition [Line Items]
Valuation of contingent consideration at acquisition					$ 2,500,000	$ 2,500,000	$ 2,500,000